FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
          ----------------------------------------------------------------------


                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York       February 13, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   58
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 229,887  (thousands)
--------------------------------------------------------------------------------


List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
--------------------------------------------------------------------------------

          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               December 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alderwoods Group Inc             COM            014383103         2590    274900   SH         Sole                 274900
Alleghany Corp Del               COM            017175100         1279      5747   SH         Sole                   5747
Amerada Hess Corp                COM            023551104         5317    100000   SH         Sole                 100000
Associated Banc Corp             COM            045487105          811     18939   SH         Sole                  18939
At&t Wireless Svcs Inc           COM            00209A106          489     61200   SH         Sole                  61200
Bell Cda Intl                    COMNEW         077914307         1099    372700   SH         Sole                 372700
Biogen Idec Inc                  COM            09062X103         8171    222640   SH         Sole                 222640
Cap Rock Energy Corp             COM            13910R102         2334     76400   SH         Sole                  76400
Capitol Fed Finl                 COM            14057C106         6402    177502   SH         Sole                 177502
Cardinal Health Inc              COM            14149Y108          917     15000   SH         Sole                  15000
Charter Finl Corp West Pt Ga     COM            16122M100        16952    446104   SH         Sole                 446104
Ciena Corp.                      COM            171779101         1218    185615   SH         Sole                 185615
Commercial Federal Corporati     COM            201647104          347     12991   SH         Sole                  12991
Conocophillips                   COM            20825C104          525      8000   SH         Sole                   8000
Deutsche Telekom                 SPNSRDADR      251566105         2125    117212   SH         Sole                 117212
Devon Energy Corp New            COM            25179M103          474      8280   SH         Sole                   8280
Dutchfork Banc                   COM            26704P108         1613     41900   SH         Sole                  41900
Ebay Inc                         COM            278642103         4346     67258   SH         Sole                  67258
Edison Intl                      COM            281020107         6086    277500   SH         Sole                 277500
EMC Corp Mass                    COM            268648102         3815    295313   SH         Sole                 295313
Erie Indty Co                    COM            29530P102        34026    802878   SH         Sole                 802878
Fair Isaac Corp                  COM            303250104         2011     40898   SH         Sole                  40898


First Banctrust Corp             COM            31868F102          934     38500   SH         Sole                  38500
First Citizens Bancshares Inc N  CL A           31946M103         1061      8809   SH         Sole                   8809
First Fed Bankshares Inc Del     COM            32020V100          523     21193   SH         Sole                  21193
Franklin Finl Corp Tenn          COMNEW         353523202          291      9517   SH         Sole                   9517
General Electric Co.             COM            369604103         3052     98520   SH         Sole                  98520
GlobespanVirata Inc              COM            37957V106         1232    210614   SH         Sole                 210614
Gouverneur Bancorp               COM            383584109          204     17400   SH         Sole                  17400
Hudson Highland Group Inc        COM            443792106         4101    173048   SH         Sole                 173048
Huttig Bldg Prods Inc            COM            448451104          189     63100   SH         Sole                  63100
IMC Global Inc                   COM            449669100         2085    210000   SH         Sole                 210000
InterActiveCorp                  COM            45840Q101         2894     85307   SH         Sole                  85307
Jds Uniphase Corp                COM            46612J101          171     47000   SH         Sole                  47000
Jefferson Bancshares Inc Ten     COM            472375104         3680    266658   SH         Sole                 266658
Joy Global Inc                   COM            481165108          587     22459   SH         Sole                  22459
Manufacturers Svcs Ltd           COM            565005105          934    153700   SH         Sole                 153700
McDermott Intl Inc               COM            580037109        15572   1303100   SH         Sole                1303100
Medco Health Solutions Inc       COM            58405U102        15194    447000   SH         Sole                 447000
New York Cmnty Bancorp Inc       COM            649445103         2107     55369   SH         Sole                  55369
Northwest Bancorp Inc Pa         COM            667328108        15706    735992   SH         Sole                 735992
Octel Corp                       COM            675727101         6421    326100   SH         Sole                 326100
Pathfinder Bancorp Inc           COM            70320A103          563     32200   SH         Sole                  32200
Peoplesoft Inc                   COM            712713106          342     14999   SH         Sole                  14999
Pg&e Corp                        COM            69331C108        17369    625466   SH         Sole                 625466
River Vy Bancorp                 COM            768475105         1364     23179   SH         Sole                  23179
Sanmina Sci Corp                 COM            800907107         4218    334783   SH         Sole                 334783
Sierra Pac Res                   COM            826428104        11713   1595800   SH         Sole                1595800
Sterling Finl Corp Wash          COM            859319105          380     11110   SH         Sole                  11110
Taylor Cap Group Inc             COM            876851106          769     30000   SH         Sole                  30000
Texas Genco Hldngs Inc           COM            882443104         2632     81000   SH         Sole                  81000
Texas Instrs Inc                 COM            882508104          554     18850   SH         Sole                  18850
Veritas Software Co              COM            923436109          628     16960   SH         Sole                  16960
Vyyo Inc                         COMNEW         918458209         1460    171163   SH         Sole                 171163


Wayne Svgs Bancshares Inc Ne     COM            94624Q101         2808    156000   SH         Sole                 156000
Wheeling-Pittsburgh Corp         COMNEW         963142302          283     11600   SH         Sole                  11600
Willow Grove Bancorp Inc  New    COM            97111w101          993     55906   SH         Sole                  55906
Yahoo Inc                        COM            984332106         3926     87180   SH         Sole                  87180
REPORT SUMMARY                            58 DATA RECORDS       229887              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED